Quarterly Report
January 31, 2022
MFS®  Lifetime®  2030 Fund
ML3-Q3

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 45.1%
MFS Emerging Markets Debt Fund - Class R6	1,508,658	$21,106,119
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,544,824	15,574,322
MFS Global Opportunistic Bond Fund - Class R6	4,796,539	42,113,616
MFS Government Securities Fund - Class R6	7,772,452	76,791,821
MFS High Income Fund - Class R6	9,225,332	30,535,848
MFS Inflation-Adjusted Bond Fund - Class R6	5,396,964	59,744,390
MFS Limited Maturity Fund - Class R6	3,262,948	19,447,173
MFS Total Return Bond Fund - Class R6	7,414,159	80,517,770
		$345,831,059
International Stock Funds – 11.6%
MFS Blended Research International Equity Fund - Class R6	3,360,265	$42,507,355
MFS International Growth Fund - Class R6	250,350	10,349,471
MFS International Intrinsic Value Fund - Class R6	210,832	10,172,674
MFS International New Discovery Fund - Class R6	158,649	5,578,093
MFS Research International Fund - Class R6	901,280	20,702,396
		$89,309,989
Specialty Funds – 5.7%
MFS Commodity Strategy Fund - Class R6	4,854,549	$22,573,650
MFS Global Real Estate Fund - Class R6	1,000,748	20,805,560
		$43,379,210
U.S. Stock Funds – 37.5%
MFS Blended Research Core Equity Fund - Class R6	898,178	$28,669,828
MFS Blended Research Growth Equity Fund - Class R6	1,524,157	28,486,498
MFS Blended Research Mid Cap Equity Fund - Class R6	3,711,644	47,434,810
MFS Blended Research Small Cap Equity Fund - Class R6	671,550	10,288,144
MFS Blended Research Value Equity Fund - Class R6	1,940,375	29,183,245
MFS Growth Fund - Class R6	159,709	28,220,660
MFS Mid Cap Growth Fund - Class R6	801,021	23,069,393
MFS Mid Cap Value Fund - Class R6	769,212	24,214,783
MFS New Discovery Fund - Class R6	159,569	4,989,732
MFS New Discovery Value Fund - Class R6	265,347	5,301,634
MFS Research Fund - Class R6	502,047	28,556,463
MFS Value Fund - Class R6	550,252	28,882,704
		$287,297,894
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.06% (v)	777,951	$777,951
Total Investment Companies		$766,596,103

Other Assets, Less Liabilities – (0.0)%		(13,351)
Net Assets – 100.0%		$766,582,752
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $766,596,103.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$766,596,103	$—	$—	$766,596,103
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$30,897,194	$5,176,550	$5,527,866	$1,522,228	$(3,398,278)	$28,669,828
MFS Blended Research Growth Equity Fund	30,745,945	6,357,704	6,799,484	2,608,572	(4,426,239)	28,486,498
MFS Blended Research International Equity Fund	45,451,362	4,226,629	5,049,477	766,718	(2,887,877)	42,507,355
MFS Blended Research Mid Cap Equity Fund	53,035,020	10,739,141	8,652,592	2,477,554	(10,164,313)	47,434,810
MFS Blended Research Small Cap Equity Fund	11,502,345	1,740,557	1,669,520	475,929	(1,761,167)	10,288,144
MFS Blended Research Value Equity Fund	31,047,535	4,591,267	4,835,428	976,301	(2,596,430)	29,183,245
MFS Commodity Strategy Fund	23,409,565	9,147,958	6,607,970	491,310	(3,867,213)	22,573,650
MFS Emerging Markets Debt Fund	23,721,114	1,470,640	2,850,805	(12,264)	(1,222,566)	21,106,119
MFS Emerging Markets Debt Local Currency Fund	15,777,220	1,701,471	960,117	(84,745)	(859,507)	15,574,322
MFS Global Opportunistic Bond Fund	39,419,469	8,278,512	2,850,671	(78,267)	(2,655,427)	42,113,616
MFS Global Real Estate Fund	22,933,137	945,634	4,446,404	1,098,853	274,340	20,805,560
MFS Government Securities Fund	78,875,980	7,425,400	7,841,435	(249,251)	(1,418,873)	76,791,821
MFS Growth Fund	30,879,287	3,211,161	6,477,232	3,534,123	(2,926,679)	28,220,660
MFS High Income Fund	39,547,879	2,255,254	10,103,721	48,230	(1,211,794)	30,535,848
MFS Inflation-Adjusted Bond Fund	58,072,059	8,485,977	5,583,970	31,058	(1,260,734)	59,744,390
MFS Institutional Money Market Portfolio	839,311	10,705,322	10,766,682	—	—	777,951
MFS International Growth Fund	11,327,255	1,007,193	1,268,149	412,899	(1,129,727)	10,349,471
MFS International Intrinsic Value Fund	11,282,234	1,328,262	1,596,063	341,786	(1,183,545)	10,172,674
MFS International New Discovery Fund	6,966,334	351,442	1,167,860	411,241	(983,064)	5,578,093
MFS Limited Maturity Fund	8,770,031	11,005,254	—	—	(328,112)	19,447,173
MFS Mid Cap Growth Fund	26,323,191	2,937,440	4,436,670	2,408,532	(4,163,100)	23,069,393
MFS Mid Cap Value Fund	26,727,924	2,213,323	4,949,927	1,745,682	(1,522,219)	24,214,783
MFS New Discovery Fund	5,753,834	1,687,582	617,688	201,126	(2,035,122)	4,989,732
MFS New Discovery Value Fund	5,765,521	696,971	1,013,796	332,929	(479,991)	5,301,634
MFS Research Fund	31,023,676	2,552,581	5,178,466	1,631,796	(1,473,124)	28,556,463
MFS Research International Fund	22,674,216	727,286	2,645,986	718,441	(771,561)	20,702,396
MFS Total Return Bond Fund	69,364,551	18,981,051	4,819,149	(77,148)	(2,931,535)	80,517,770
MFS Value Fund	30,939,428	1,862,836	5,037,136	1,657,864	(540,288)	28,882,704
	$793,072,617	$131,810,398	$123,754,264	$23,391,497	$(57,924,145)	$766,596,103
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$1,432,750	$2,837,012
MFS Blended Research Growth Equity Fund	1,663,068	2,827,559
MFS Blended Research International Equity Fund	2,181,578	817,688
MFS Blended Research Mid Cap Equity Fund	3,424,086	6,172,900
MFS Blended Research Small Cap Equity Fund	413,248	862,496
MFS Blended Research Value Equity Fund	1,266,676	2,213,641
MFS Commodity Strategy Fund	7,690,980	—
MFS Emerging Markets Debt Fund	745,578	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Local Currency Fund	$512,824	$—
MFS Global Opportunistic Bond Fund	1,110,202	908,536
MFS Global Real Estate Fund	370,036	118,866
MFS Government Securities Fund	749,044	—
MFS Growth Fund	—	823,950
MFS High Income Fund	1,177,548	—
MFS Inflation-Adjusted Bond Fund	2,824,917	—
MFS Institutional Money Market Portfolio	248	—
MFS International Growth Fund	216,086	504,322
MFS International Intrinsic Value Fund	130,611	668,514
MFS International New Discovery Fund	116,532	185,220
MFS Limited Maturity Fund	150,155	—
MFS Mid Cap Growth Fund	—	825,136
MFS Mid Cap Value Fund	542,973	902,102
MFS New Discovery Fund	395,748	493,626
MFS New Discovery Value Fund	220,853	268,057
MFS Research Fund	382,737	1,284,185
MFS Research International Fund	310,969	—
MFS Total Return Bond Fund	1,495,948	776,069
MFS Value Fund	380,876	557,195
	$29,906,271	$24,047,074
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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